Parent Only Financial Information (Details) - Schedule of condensed balance sheet (Parentheticals) - AGBA Group Holding Ltd. [Member]	Dec. 31, 2022 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.001
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	58,376,985
Ordinary shares, shares outstanding	58,376,985